Investments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Investments

NOTE 8—INVESTMENTS

INVESTMENTS IN ASSOCIATES AND JOINT VENTURES ACCOUNTED FOR USING THE EQUITY METHOD

Investments in associates and joint ventures that have been accounted for using the equity method include:

	As of December 31,
	2017	2016
	(millions of euros)
Tiglio I	7	8
NordCom	5	5
W.A.Y.	3	3
Others	2	2

Total Associates	17	18

Alfiere	—	—

Total Joint Ventures	—	—

Total Investments accounted for using the equity method	17	18

The changes in this item are broken down as follows:

	As of December 31, 2015	Investments	Disposals and reimbursements of capital	Valuation using equity method	Other changes	As of December 31, 2016
	(millions of euros)
Tiglio I S.r.l	8					8
NordCom	4			1		5
W.A.Y.	3					3
Others	3			(1)		2

Total Associates	18	—	—	—	—	18

Alfiere	23	—	—	(23)	—	—

Total Joint Ventures	23	—	—	(23)	—	—

Total Investments accounted for using the equity method	41	—	—	(23)	—	18

	As of December 31, 2016	Investments	Disposals and reimbursements of capital	Valuation using equity method	Other changes	As of December 31, 2017
	(millions of euros)
Tiglio I S.r.l	8			(1)		7
NordCom	5					5
W.A.Y.	3					3
Others	2					2

Total Associates	18	—	—	(1)	—	17

Alfiere	—

Total Investments accounted for using the equity method	18	—	—	(1)	—	17

The item joint ventures related to the investment in Alfiere S.p.A., a company that owns several buildings in the EUR area in Rome, whose value was essentially written down to nil in 2016.

The financial statements as at December 31, 2017 of Alfiere S.p.A. are currently not available. The main aggregated figures prepared in accordance with IFRS with respect to the portion attributable to the TIM Group show amounts referring the financial statements for 2016.

	2016
	Alfiere S.p.A.	TIM Group’s share 50%
	(millions of euros)
Non-current assets	157	78.5
Current assets	3	1.5

Total assets	160	80.0

Non-current liabilities	149	74.5
Current liabilities	15	7.5

Total liabilities	164	82.0
Equity	(4.0)	(2.0)

Total Equity and liabilities	160.0	80.0

Profit (loss) for the year	(46.0)	(23.0)

The list of investments that have been accounted for using the equity method is presented in the Note “List of companies of the TIM Group”.

Investments in associates that have been accounted for using the equity method of the TIM Group are not material either individually or in the aggregate form.

INVESTMENTS IN STRUCTURED ENTITIES

TIM Group does not hold investments in structured entities.

OTHER INVESTMENTS

Other investments refer to the following:

	As of December 31, 2015	Investments	Disposals and reimbursements of capital	Measurement at fair value	Other changes	As of December 31, 2016
	(millions of euros)
Assicurazioni Generali	3			(1)		2
Fin.Priv.	19			(2)		17
Northgate Telecom Innovations Partners L.P.	9	5				14
Others	14		(1)			13

Total	45	5	(1)	(3)	—	46

	As of December 31, 2016	Investments	Disposals and reimbursements of capital	Measurement at fair value	Other changes	As of December 31, 2017
	(millions of euros)
Assicurazioni Generali	2			1		3
Fin.Priv.	17			3		20
Northgate Comms Tech Innovations Partners L.P. (ex Northgate Telecom Innovations Partners L.P.)	14	3				17
Others	13				(2)	11

Total	46	3	—	4	(2)	51

Other changes in 2017 included the write-down of a minor investment held.

In accordance with IAS 39, other investments represent available-for-sale financial assets.

Further details on Financial Instruments are provided in the Note “Supplementary disclosure on financial instruments”.